Other receivables (Tables)	12 Months Ended
Dec. 31, 2025
Other receivables [abstract]
Schedule of other receivables

The Company’s other receivables are comprised of the following as at:

	December 31, 2025	December 31, 2024
	$	$
Sales tax recoverable	102,714	367,480
Interest receivable	73,575	156
Other receivables	1,712	7,042
Subscription receivables (Note 15)	53,052	—
	231,053	374,678